Note 7 - Long-term Debt and Note Payable to Bank	12 Months Ended
Oct. 31, 2016
Notes to Financial Statements
Long-term Debt [Text Block]
(7)	Long term Debt and Note Payable to Bank

The Company has credit facilities consisting of a real estate term loan, as amended and restated (the “Virginia Real Estate Loan”), a supplemental real estate term loan, as amended and restated (the “North Carolina Real Estate Loan”) and a revolving credit note.

Both the Virginia Real Estate Loan and the North Carolina Real Estate Loan are with Bank of North Carolina (“BNC”), have a fixed interest rate of
4.25%
and are secured by a
first
priority lien on all of the Company’s personal property and assets, all money, goods, machinery, equipment, fixtures, inventory, accounts, chattel paper, letter of credit rights, deposit accounts, commercial tort claims, documents, instruments, investment property and general intangibles now owned or hereafter acquired by the Company and wherever located, as well as a first
lien deed of trust on the Company’s real property.

Long term debt as of
October 31, 2016
and
2015
consists of the following:

	October 31,
	2016	2015
Virginia Real Estate Loan ($6.5 million original principal) payable in monthly installments of $36,426, including interest (at 4.25%), with final payment of $4,858,220 due April 30, 2018	$5,165,785	$5,374,777
North Carolina Real Estate Loan ($2.24 million original principal) payable in monthly installments of $12,553, including interest (at 4.25%), with final payment of $1,674,217 due April 30, 2018	1,780,209	1,852,230
Total long-term debt	6,945,994	7,227,007
Less current installments	294,214	280,999
Long-term debt, excluding current installments	$6,651,780	$6,946,008

On
April 26, 2016,
OCC entered into a Credit Agreement and a Revolving Credit Note (“Revolver”) with BNC to provide the Company with a
$7.0
million revolving line of credit (“Revolving Loan”) for the working capital needs of the Company which replaced the entire indebtedness the Company had with SunTrust Bank (“SunTrust”). Under the Credit Agreement and Revolver, BNC agreed to provide the Company with one
or more revolving loans in a collective maximum principal amount of
$7.0
million until
February 28, 2017,
at which time the Revolving Loan will step down to a maximum principal amount of
$6.5
million, if the Revolving Loan is extended. On
February 28, 2018,
the maximum principal amount will again step down to
$6.0
million and remain as such until the Revolving Loan terminates. The Company may
borrow, repay, and reborrow at any time or from time to time while the Revolving Loan is in effect. There are certain financial and non financial debt covenants associated with the agreements with BNC that the Company must meet on a quarterly and/or annual basis.

The Revolving Loan accrues interest at adjusted LIBOR plus
3.65%
(resulting in a
4.18%
rate at
October 31, 2016).
The Revolving Loan is payable in monthly payments of interest only with principal and any outstanding interest due and payable at maturity. Maturity for the Revolving Loan is
February 28, 2018,
unless extended.

The Revolving Loan is secured by a perfected
first
lien security interest on all assets, including but not limited to, accounts, as extracted collateral, chattel paper, commodity accounts, commodity contracts, deposit accounts, documents, equipment, fixtures, furniture, general intangibles, goods, instruments, inventory, investment property, letter of credit rights, payment intangibles, promissory notes, software and general tangible and intangible assets owned now or later acquired. The Revolving Loan is also cross collateralized with the Company’s real property.

The Revolving Loan replaced the loan the Company had with SunTrust (the “Commercial Loan”). Under the terms of the Commercial Loan, the Company could borrow an aggregate principal amount at any one
time outstanding not to exceed the lesser of (i)
$9.0
million, or (ii) the sum of
85%
of certain receivables aged
90
days or less plus
35%
of the lesser of
$1.0
million or certain foreign receivables plus
25%
of certain raw materials inventory.

Also on
April 26, 2016,
the Company, as borrower, and BNC, as lender, entered into an amended and restated Virginia Real Estate Loan and North Carolina Real Estate Loan in the amount of
$5,271,411
and
$1,816,609,
respectively.

As of
October 31, 2016,
the Company had
$5.0
million of outstanding borrowings on its Revolving Loan and
$2.0
million in available credit. As of
October 31, 2015
the Company had
$6.0
million of outstanding borrowings on its Commercial Loan and
$2.6
million in available credit.

The aggregate maturities of long term debt for each of the
two
years subsequent to
October 31, 2016
are:
$294,214
in fiscal year
2017
and
$11,651,780
in fiscal year
2018.